BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
RMB
Net assets	45,374
Identifiable intangible assets —vehicles plates	4,246,166
Deferred tax liabilities	(1,061,542)
Total	3,229,998